Equity (Tables)	12 Months Ended
Jun. 30, 2013
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
The balance of accumulated other comprehensive (loss) in shareholders' equity is comprised of the following:

	2013	2012
Foreign currency translation	$(68,328)	$(51,125)
Retirement benefit plans	(1,039,072)	(1,364,138)
Other	(433)	(637)

Schedule of Treasury Stock by Class	The number of common shares repurchased at the average purchase price follows:

	2013	2012	2011
Shares repurchased	3,006,005	6,395,866	8,008,926
Average price per share	$85.55	$71.20	$86.54